SUBSEQUENT EVENTS - (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 25, 2021	Aug. 02, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsidiary, Sale of Stock [Line Items]
Proceeds From Issuance Of Common Stock			$ 71,050	$ 92,314	$ 0
Stock Issued During Period, Value, New Issues			$ 71,050	$ 92,314
Stock Issued During Period Shares New Issues			13,019,240	14,377,126
Follow-on Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds From Issuance Of Common Stock	$ 45,300	$ 44,200
Stock Issued During Period Shares New Issues	8,740,000	7,000,000
Share Price	$ 5.20	$ 6.3535
Follow-on Offering [Member] | Original Offering Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period Shares New Issues	7,600,000
Follow-on Offering [Member] | Offering Option Terms [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period Shares New Issues	1,140,000